FINANCIAL ASSETS AT AMORTISED COST (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Assets At Amortised Cost Explanatory [Abstract]
Schedule of Debt Securities and Loans and Advances to Banks and Customers
Year ended 31 December 2020

	Gross carrying amount					Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
The Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances to banks
At 1 January 2020	4,852	—	—	—	4,852	—	—	—	—	—
Exchange and other adjustments	(25)	—	—	—	(25)	—	—	—	—	—
Additions (repayments)	1,127	—	—	—	1,127	—	—	—	—	—
Charge to the income statement						4	—	—	—	4
At 31 December 2020	5,954	—	—	—	5,954	4	—	—	—	4
Allowance for impairment losses	(4)	—	—	—	(4)
Net carrying amount	5,950	—	—	—	5,950

Loans and advances to customers
At 1 January 2020	429,767	28,505	5,647	13,714	477,633	669	993	1,359	142	3,163
Exchange and other adjustments[1]	1,013	24	(198)	(8)	831	—	2	43	21	66
Transfers to Stage 1	4,970	(4,954)	(16)		—	144	(141)	(3)		—
Transfers to Stage 2	(28,516)	29,128	(612)		—	(217)	267	(50)		—
Transfers to Stage 3	(1,615)	(2,001)	3,616		—	(9)	(156)	165		—
Impact of transfers between stages	(25,161)	22,173	2,988		—	(84)	880	570		1,366
						(166)	850	682		1,366
Other changes in credit quality						838	(33)	1,183	167	2,155
Additions (repayments)	9,989	578	(754)	(1,156)	8,657	37	143	(38)	(30)	112
Methodology and model changes						(31)	170	26	—	165
Charge to the income statement						678	1,130	1,853	137	3,798
Advances written off			(1,490)	(39)	(1,529)			(1,490)	(39)	(1,529)
Recoveries of advances written off in previous years			250	—	250			250	—	250
Discount unwind								(47)	—	(47)
At 31 December 2020	415,608	51,280	6,443	12,511	485,842	1,347	2,125	1,968	261	5,701
Allowance for impairment losses	(1,347)	(2,125)	(1,968)	(261)	(5,701)
Net carrying amount	414,261	49,155	4,475	12,250	480,141

Debt securities
At 1 January 2020	5,325	—	1	—	5,326	—	—	1	—	1
Exchange and other adjustments	(17)	—	—	—	(17)	—	—	—	—	—
Additions (repayments)	(171)	—	—	—	(171)	—	—	—	—	—
At 31 December 2020	5,137	—	1	—	5,138	—	—	1	—	1
Allowance for impairment losses	—	—	(1)	—	(1)
Net carrying amount	5,137	—	—	—	5,137

Due from fellow Lloyds Banking Group undertakings	738	—	—	—	738
Allowance for impairment losses	—	—	—	—	—
Net carrying amount	738	—	—	—	738
Total financial assets at amortised cost	426,086	49,155	4,475	12,250	491,966
1Exchange and other adjustments includes the impact of movements in exchange rates, derecognising assets as a result of modifications and adjustments, in respect of purchased or originated credit-impaired financial assets.
Movements in allowance for expected credit losses in respect of undrawn balances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total
The Group	£m	£m	£m	£m	£m
Undrawn balances
At 1 January 2020	91	77	5	—	173
Exchange and other adjustments	—	—	—	—	—
Transfers to Stage 1	19	(19)	—		—
Transfers to Stage 2	(10)	10	—		—
Transfers to Stage 3	(1)	(6)	7		—
Impact of transfers between stages	(10)	90	10		90
	(2)	75	17		90
Other items charged to the income statement	102	69	(8)	—	163
Charge to the income statement	100	144	9	—	253
At 31 December 2020	191	221	14	—	426
The Group's total impairment allowances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total
The Group	£m	£m	£m	£m	£m
In respect of:
Loans and advances to banks	4	—	—	—	4
Loans and advances to customers	1,347	2,125	1,968	261	5,701
Debt securities	—	—	1	—	1
Due from fellow Lloyds Banking Group undertakings	—	—	—	—	—
Financial assets at amortised cost	1,351	2,125	1,969	261	5,706
Provisions in relation to loan commitments and financial guarantees	191	221	14	—	426
Total	1,542	2,346	1,983	261	6,132
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	—	—	—	—	—
Year ended 31 December 2019

	Gross carrying amount					Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
The Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances to banks
At 1 January 2019	3,691	2	—	—	3,693	1	—	—	—	1
Exchange and other adjustments	(125)	—	—	—	(125)	(1)	—	—	—	(1)
Additions (repayments)	1,286	(2)	—	—	1,284	—	—	—	—	—
At 31 December 2019	4,852	—	—	—	4,852	—	—	—	—	—
Allowance for impairment losses	—	—	—	—	—
Net carrying amount	4,852	—	—	—	4,852

Loans and advances to customers
At 1 January 2019	420,968	25,308	5,397	15,391	467,064	518	992	1,432	78	3,020
Exchange and other adjustments[1]	(312)	(44)	26	283	(47)	10	(9)	28	283	312
Acquisition of portfolios	3,694	—	—	—	3,694
Transfers to Stage 1	6,318	(6,286)	(32)		—	229	(222)	(7)		—
Transfers to Stage 2	(13,052)	13,484	(432)		—	(53)	92	(39)		—
Transfers to Stage 3	(1,539)	(1,437)	2,976		—	(15)	(140)	155		—
Impact of transfers between stages	(8,273)	5,761	2,512		—	(175)	353	420		598
						(14)	83	529		598
Other changes in credit quality						31	2	905	(106)	832
Additions (repayments)	13,690	(2,520)	(857)	(1,934)	8,379	91	(48)	(60)	(87)	(104)
Methodology and model changes						33	(27)	8	—	14
Charge to the income statement						141	10	1,382	(193)	1,340
Advances written off			(1,827)	(54)	(1,881)			(1,827)	(54)	(1,881)
Recoveries of advances written off in previous years			396	28	424			396	28	424
Discount unwind								(52)	—	(52)
At 31 December 2019	429,767	28,505	5,647	13,714	477,633	669	993	1,359	142	3,163
Allowance for impairment losses	(669)	(993)	(1,359)	(142)	(3,163)
Net carrying amount	429,098	27,512	4,288	13,572	474,470

Debt securities
At 1 January 2019	5,095	—	2	—	5,097	—	—	2	—	2
Exchange and other adjustments	(90)	—	(1)	—	(91)	—	—	(1)	—	(1)
Additions (repayments)	320	—	—	—	320	—	—	—	—	—
At 31 December 2019	5,325	—	1	—	5,326	—	—	1	—	1
Allowance for impairment losses	—	—	(1)	—	(1)
Net carrying amount	5,325	—	—	—	5,325

Due from fellow Lloyds Banking Group undertakings	1,854	—	43	—	1,897
Allowance for impairment losses	—	—	(43)	—	(43)
Net carrying amount	1,854	—	—	—	1,854
Total financial assets at amortised cost	441,129	27,512	4,288	13,572	486,501
1Exchange and other adjustments includes the impact of movements in exchange rates, derecognising assets as a result of modifications and adjustments, in respect of purchased or originated credit-impaired financial assets.
Movements in UK retail mortgage balances were as follows:

	Gross carrying amount					Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
UK retail mortgages
At 1 January 2019	257,797	13,654	1,393	15,391	288,235	37	226	118	78	459
Exchange and other adjustments[1]	(1)	—	2	283	284	—	—	—	283	283
Acquisition of portfolios	3,694	—	—	—	3,694
Transfers to Stage 1	3,060	(3,057)	(3)		—	17	(17)	—		—
Transfers to Stage 2	(7,879)	8,242	(363)		—	(13)	33	(20)		—
Transfers to Stage 3	(427)	(472)	899		—	(5)	(21)	26		—
Impact of transfers between stages	(5,246)	4,713	533		—	(15)	104	39		128
						(16)	99	45		128
Other changes in credit quality						6	10	(33)	(106)	(123)
Additions (repayments)	799	(1,432)	(416)	(1,934)	(2,983)	(4)	(20)	(16)	(87)	(127)
Methodology and model changes						—	(34)	(10)	—	(44)
Charge to the income statement						(14)	55	(14)	(193)	(166)
Advances written off			(35)	(54)	(89)			(35)	(54)	(89)
Recoveries of advances written off in previous years			29	28	57			29	28	57
Discount unwind								24	—	24
At 31 December 2019	257,043	16,935	1,506	13,714	289,198	23	281	122	142	568
Allowance for impairment losses	(23)	(281)	(122)	(142)	(568)
Net carrying amount	257,020	16,654	1,384	13,572	288,630
1Exchange and other adjustments includes the impact of movements in exchange rates, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets.
Movements in allowance for expected credit losses in respect of undrawn balances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total
The Group	£m	£m	£m	£m	£m
Undrawn balances
At 1 January 2019	121	63	6	—	190
Exchange and other adjustments	(1)	1	—	—	—
Transfers to Stage 1	19	(19)	—		—
Transfers to Stage 2	(4)	4	—		—
Transfers to Stage 3	(1)	(3)	4		—
Impact of transfers between stages	(17)	24	(1)		6
	(3)	6	3		6
Other items charged to the income statement	(26)	7	(4)	—	(23)
Charge to the income statement	(29)	13	(1)	—	(17)
At 31 December 2019	91	77	5	—	173
The Group's total impairment allowances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total
The Group	£m	£m	£m	£m	£m
In respect of:
Loans and advances to banks	—	—	—	—	—
Loans and advances to customers	669	993	1,359	142	3,163
Debt securities	—	—	1	—	1
Due from fellow Lloyds Banking Group undertakings	—	—	43	—	43
Financial assets at amortised cost	669	993	1,403	142	3,207
Provisions in relation to loan commitments and financial guarantees	91	77	5	—	173
Total	760	1,070	1,408	142	3,380
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	—	—	—	—	—
Year ended 31 December 2020

	Gross carrying amount				Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
The Bank	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances to banks
At 1 January 2020	4,453	—	—	4,453	—	—	—	—
Exchange and other adjustments	(19)	—	—	(19)	—	—	—	—
Additions (repayments)	1,226	—	—	1,226	—	—	—	—
Charge to the income statement					4	—	—	4
At 31 December 2020	5,660	—	—	5,660	4	—	—	4
Allowance for impairment losses	(4)	—	—	(4)
Net carrying amount	5,656	—	—	5,656

Loans and advances to customers
At 1 January 2020	165,676	10,681	2,385	178,742	238	435	500	1,173
Exchange and other adjustments	40	(1)	(220)	(181)	—	—	23	23
Transfers to Stage 1	1,974	(1,967)	(7)	—	73	(72)	(1)	—
Transfers to Stage 2	(11,777)	12,089	(312)	—	(49)	66	(17)	—
Transfers to Stage 3	(955)	(900)	1,855	—	(10)	(59)	69	—
Impact of transfers between stages	(10,758)	9,222	1,536	—	(49)	340	311	602
					(35)	275	362	602
Other changes in credit quality					382	(43)	479	818
Additions (repayments)	1,231	1,592	(212)	2,611	35	137	(19)	153
Methodology and model changes					(31)	170	26	165
Charge to the income statement					351	539	848	1,738
Advances written off			(708)	(708)			(708)	(708)
Recoveries of advances written off in previous years			86	86			86	86
Discount unwind							(31)	(31)
At 31 December 2020	156,189	21,494	2,867	180,550	589	974	718	2,281
Allowance for impairment losses	(589)	(974)	(718)	(2,281)
Net carrying amount	155,600	20,520	2,149	178,269

Debt securities
At 1 January 2020	5,241	—	—	5,241	—	—	—	—
Exchange and other adjustments	(16)	—	—	(16)	—	—	—	—
Additions (repayments)	(909)	—	—	(909)	1	—	—	1
At 31 December 2020	4,316	—	—	4,316	1	—	—	1
Allowance for impairment losses	(1)	—	—	(1)
Net carrying amount	4,315	—	—	4,315

Due from fellow Lloyds Banking Group undertakings	128,791	—	7	128,798
Allowance for impairment losses	(20)	—	(7)	(27)
Net carrying amount	128,771	—	—	128,771
Total financial assets at amortised cost	294,342	20,520	2,149	317,011
Movements in allowance for expected credit losses in respect of undrawn balances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	Total
The Bank	£m	£m	£m	£m
Undrawn balances
At 1 January 2020	44	42	4	90
Exchange and other adjustments	—	—	—	—
Transfers to Stage 1	9	(9)	—	—
Transfers to Stage 2	(5)	5	—	—
Transfers to Stage 3	—	(3)	3	—
Impact of transfers between stages	(5)	58	—	53
	(1)	51	3	53
Other items charged to the income statement	59	42	1	102
Charge to the income statement	58	93	4	155
At 31 December 2020	102	135	8	245
The Bank's total impairment allowances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	Total
The Bank	£m	£m	£m	£m
In respect of:
Loans and advances to banks	4	—	—	4
Loans and advances to customers	589	974	718	2,281
Debt securities	1	—	—	1
Due from fellow Lloyds Banking Group undertakings	20	—	7	27
Financial assets at amortised cost	614	974	725	2,313
Provisions in relation to loan commitments and financial guarantees	102	135	8	245
Total	716	1,109	733	2,558
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	—	—	—	—
Year ended 31 December 2019

	Gross carrying amount				Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
The Bank	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances to banks
At 1 January 2019	3,154	—	—	3,154	1	—	—	1
Exchange and other adjustments	(105)	—	—	(105)	(1)			(1)
Additions (repayments)	1,404	—	—	1,404	—	—	—	—
At 31 December 2019	4,453	—	—	4,453	—	—	—	—
Allowance for impairment losses	—	—	—	—
Net carrying amount	4,453	—	—	4,453

Loans and advances to customers
At 1 January 2019	160,379	11,006	2,464	173,849	209	502	823	1,534
Exchange and other adjustments	(325)	(14)	—	(339)	1	—	(33)	(32)
Transfers to Stage 1	2,805	(2,782)	(23)	—	113	(109)	(4)	—
Transfers to Stage 2	(4,236)	4,455	(219)	—	(17)	33	(16)	—
Transfers to Stage 3	(649)	(560)	1,209	—	(7)	(68)	75	—
Impact of transfers between stages	(2,080)	1,113	967	—	(96)	127	227	258
					(7)	(17)	282	258
Other changes in credit quality					(11)	18	226	233
Additions (repayments)	7,702	(1,424)	(287)	5,991	13	(41)	(15)	(43)
Methodology and model changes					33	(27)	8	14
Charge to the income statement					28	(67)	501	462
Advances written off			(911)	(911)			(911)	(911)
Recoveries of advances written off in previous years			152	152			152	152
Discount unwind							(32)	(32)
At 31 December 2019	165,676	10,681	2,385	178,742	238	435	500	1,173
Allowance for impairment losses	(238)	(435)	(500)	(1,173)
Net carrying amount	165,438	10,246	1,885	177,569

Debt securities
At 1 January 2019	4,960	—	—	4,960	—	—	—	—
Exchange and other adjustments	(91)	—	—	(91)	—	—	—	—
Additions (repayments)	372	—	—	372	—	—	—	—
At 31 December 2019	5,241	—	—	5,241	—	—	—	—
Allowance for impairment losses	—	—	—	—
Net carrying amount	5,241	—	—	5,241

Due from fellow Lloyds Banking Group undertakings	202,295	—	55	202,350
Allowance for impairment losses	(18)	—	(55)	(73)
Net carrying amount	202,277	—	—	202,277
Total financial assets at amortised cost	377,409	10,246	1,885	389,540
Movements in allowance for expected credit losses in respect of undrawn balances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	Total
The Bank	£m	£m	£m	£m
Undrawn balances
At 1 January 2019	41	32	3	76
Exchange and other adjustments	—	—	—	—
Transfers to Stage 1	8	(8)	—	—
Transfers to Stage 2	(2)	2	—	—
Transfers to Stage 3	—	(2)	2	—
Impact of transfers between stages	(7)	15	(1)	7
	(1)	7	1	7
Other items charged to the income statement	4	3	—	7
Charge to the income statement	3	10	1	14
At 31 December 2019	44	42	4	90
The Bank's total impairment allowances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	Total
The Bank	£m	£m	£m	£m
In respect of:
Loans and advances to banks	—	—	—	—
Loans and advances to customers	238	435	500	1,173
Debt securities	—	—	—	—
Due from fellow Lloyds Banking Group undertakings	18	—	55	73
Financial assets at amortised cost	256	435	555	1,246
Provisions in relation to loan commitments and financial guarantees	44	42	4	90
Total	300	477	559	1,336
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	—	—	—	—

Schedule of Retail Mortgages	Movements in UK retail mortgage balances were as follows:

	Gross carrying amount					Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
UK retail mortgages
At 1 January 2020	257,043	16,935	1,506	13,714	289,198	23	281	122	142	568
Exchange and other adjustments[1]	—	—	—	(8)	(8)	—	—	—	21	21
Transfers to Stage 1	2,418	(2,414)	(4)		—	17	(17)	—		—
Transfers to Stage 2	(16,463)	16,882	(419)		—	(4)	22	(18)		—
Transfers to Stage 3	(199)	(974)	1,173		—	—	(35)	35		—
Impact of transfers between stages	(14,244)	13,494	750		—	(15)	198	66		249
						(2)	168	83		249
Other changes in credit quality						63	(26)	(23)	167	181
Additions (repayments)	8,619	(1,411)	(375)	(1,156)	5,677	14	(15)	(13)	(30)	(44)
Methodology and model changes						6	60	24	—	90
Charge to the income statement						81	187	71	137	476
Advances written off			(37)	(39)	(76)			(37)	(39)	(76)
Recoveries of advances written off in previous years			15	—	15			15	—	15
Discount unwind								20	—	20
At 31 December 2020	251,418	29,018	1,859	12,511	294,806	104	468	191	261	1,024
Allowance for impairment losses	(104)	(468)	(191)	(261)	(1,024)
Net carrying amount	251,314	28,550	1,668	12,250	293,782
1Exchange and other adjustments includes the impact of movements in exchange rates, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets.
Movements in UK retail mortgage balances were as follows:

	Gross carrying amount					Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
UK retail mortgages
At 1 January 2019	257,797	13,654	1,393	15,391	288,235	37	226	118	78	459
Exchange and other adjustments[1]	(1)	—	2	283	284	—	—	—	283	283
Acquisition of portfolios	3,694	—	—	—	3,694
Transfers to Stage 1	3,060	(3,057)	(3)		—	17	(17)	—		—
Transfers to Stage 2	(7,879)	8,242	(363)		—	(13)	33	(20)		—
Transfers to Stage 3	(427)	(472)	899		—	(5)	(21)	26		—
Impact of transfers between stages	(5,246)	4,713	533		—	(15)	104	39		128
						(16)	99	45		128
Other changes in credit quality						6	10	(33)	(106)	(123)
Additions (repayments)	799	(1,432)	(416)	(1,934)	(2,983)	(4)	(20)	(16)	(87)	(127)
Methodology and model changes						—	(34)	(10)	—	(44)
Charge to the income statement						(14)	55	(14)	(193)	(166)
Advances written off			(35)	(54)	(89)			(35)	(54)	(89)
Recoveries of advances written off in previous years			29	28	57			29	28	57
Discount unwind								24	—	24
At 31 December 2019	257,043	16,935	1,506	13,714	289,198	23	281	122	142	568
Allowance for impairment losses	(23)	(281)	(122)	(142)	(568)
Net carrying amount	257,020	16,654	1,384	13,572	288,630
1Exchange and other adjustments includes the impact of movements in exchange rates, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets.